Reconciliation of Financial Statements to Form 5500 - Schedule of Net Assets Available for Benefits per Form 5500 (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 4,223,505,421	$ 3,918,764,813
Adjustment from contract value to fair value for fully-benefit responsive investment contracts	8,415,744	20,710,669
Net assets available for benefits per Form 5500	$ 4,215,089,677	$ 3,898,054,144